ACCOUNTING POLICIES (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Reclassification of net investment hedge losses from AOCI to non-controlling interests (NCI) related to the sale	$ 348	$ (348)
Reclassification of net investment hedge losses from AOCI to non-controlling interests related to sale percent	40.00%	40.00%
Reclassification of net investment hedge losses related to the spinoff	$ 542
Employee Post-Retirement Benefits
Moving average period of basis used to determine expected return on plan assets		5 years
Portion amortized out of AOCI and into net income		10.00%
Minimum | Corporate
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis		4.00%
Minimum | Pipeline | Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis		0.625%
Minimum | Power generation and natural gas storage plant, equipment and structures | Power and Energy Solutions
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis		2.00%
Maximum | Corporate
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis		20.00%
Maximum | Pipeline | Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis		6.67%
Maximum | Power generation and natural gas storage plant, equipment and structures | Power and Energy Solutions
Property, Plant and Equipment [Line Items]
Annual depreciation rate on straight-line basis		20.00%